Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Appalachian Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Central Machine Shop

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

Ownership and Investment in OVEC

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

Purchased Power from OVEC

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

Indiana Michigan Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

Coal Transloading
AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Central Machine Shop

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

Ownership and Investment in OVEC

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

Purchased Power from OVEC

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

Ohio Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

Coal Transloading
AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Central Machine Shop

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Ownership and Investment in OVEC

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

Purchased Power from OVEC

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

Public Service Co Of Oklahoma [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Coordination Agreement

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Central Machine Shop

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

Southwestern Electric Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Coordination Agreement

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

Railcar Maintenance
AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Central Machine Shop

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4